Offerings - Offering: 1	Jul. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	106,591
Proposed Maximum Offering Price per Unit	30.95
Maximum Aggregate Offering Price	$ 3,298,991.45
Fee Rate	0.01531%
Amount of Registration Fee	$ 505.08
Offering Note	Note 1(a): Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities to be offered or issued from stock splits, stock dividends or similar transactions.

Note 1(b): This Registration Statement on Form S-8 registers 106,591 shares of the Registrant’s common stock, par value $0.0001 per share (the “Common Stock”), issuable with respect to certain options to purchase shares of iCAD, Inc.’s common stock, par value $0.01 per share, granted under the iCAD, Inc. 2016 Stock Incentive Plan, as amended, and the iCAD, Inc. 2012 Stock Incentive Plan, as amended by Amendment No. 1 (collectively, the “Plans”), which options were assumed by the Registrant pursuant to that certain Agreement and Plan of Merger, dated April 15, 2025, by and among the Registrant, Trio Merger Sub, Inc., a wholly-owned subsidiary of the Registrant and a Delaware corporation, and iCAD, Inc., a Delaware corporation, Merger Sub merged with and into iCAD, with iCAD surviving as a wholly-owned subsidiary of RadNet (the “Merger”) in connection with the consummation of the Merger.

Note 1(c): Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per share was determined based on the weighted average exercise price of the options under the Plans.